INCOME TAX	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The Company is subject to income tax on an entity basis on profits arising in or derived from the jurisdictions in which the Company and its subsidiaries are domiciled and operate.
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. The Company is subject to withholding tax on intercompany notes, which is insignificant.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the subsidiary that operates in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company’s subsidiary incorporated in the BVI to its shareholders, no withholding tax will be imposed.
Hong Kong
Under the current tax laws of Hong Kong, the subsidiary which operates in Hong Kong is subject to the two-tiered profits tax rates regime. The first HK$2,000,000 (2022 and 2021: HK$2,000,000) of assessable profits were taxed at 8.25% (2022 and 2021: 8.25%) and the remaining assessable profits were taxed at 16.5% (2022 and 2021: 16.5%). Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
United States of America
Under the current tax laws of the United States of America ("USA"), the subsidiary which operates in the United States of America is subject to federal tax at a rate of 21% (2022 and 2021: 21%) and state tax at a rate of 3.3% (2022 and 2021: 9%). Dividends payable by the Company’s US entity, to non US resident enterprises shall be subject to 30% withholding tax, unless the respective non US resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with US that provides for a reduced withholding tax rate or an exemption from withholding tax.
Ireland
Under the current laws of the Ireland, the subsidiary which operates in Ireland is subject to Corporate Income Tax ("CIT") at a rate of 12.5% (2022 and 2021: 12.5%) on its taxable trading income. Any non-trading income is subject to CIT at a rate of 25% (2022 and 2021: 25%). Dividend withholding tax is imposed on distributions made by Irish companies at a rate of 25% in 2023 (2022 and 2021: 25%) with many exemptions provided.
Greater China
Pursuant to the Corporate Income Tax Law of the People's Republic of China (the "PRC") and the respective regulations (the “CIT Law”), the subsidiaries which operate in Greater China are subject to CIT at a rate of 25% on the taxable income. Legend Nanjing is qualified as High and New Technology Enterprise, which is subject to income tax at a preferential tax rate of 15% during the year ended December 31, 2023. During the years ended December 31, 2022, and 2021, the applicable income tax rate was 25%. Dividends, interests, rent or royalties payable by the Company’s PRC entities, to non PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% CIT, namely withholding tax, unless the respective non PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with the PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.
Belgium
Under the current laws of Belgium, the subsidiary which operates in Belgium is subject to CIT at a rate of 25% on its taxable trading income. Dividend withholding tax is imposed on distributions made by Belgium companies at a rate of 30% with many exemptions provided.

Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

	2023	2022	2021
	US$’000	US$’000	US$’000
Current – United States of America	511	224	211
Current – Elsewhere	(2,375)	401	416
Deferred (note 20)	—	—	(4,241)
Total tax charge/(credit) for the year	(1,864)	625	(3,614)
A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2023		2022		2021
	US$’000	%	US$’000	%	US$’000	%
Loss before tax	(520,118)		(445,724)		(407,196)
At the statutory blended US federal and state income tax rate of 24.3% (2022 and 2021: 28.1%)	(126,638)	24.3	(125,293)	28.1	(114,463)	28.1
Preferential tax rate in other countries and regions	4,091	(0.8)	—	—	—	—
Effect of tax rate differences in other countries and regions	47,001	(9.0)	15,129	(3.4)	15,027	(3.7)
Research and development credit	(8,942)	1.7	(24,970)	5.6	(954)	0.2
State rate change	5,959	(1.1)	(107)	—	—	—
Effect of non-deductible expenses	2,111	(0.4)	1,829	(0.4)	2,298	(0.6)
Tax losses and deductible temporary differences not recognized*	83,054	(16.0)	137,912	(30.9)	106,623	(26.2)
Stock-based compensation income tax charge/(benefit)*	(7,911)	1.5	(4,050)	0.9	(13,674)	3.4
Others	(589)	0.2	175	—	1,529	(0.4)
Tax charge/(benefit) at the Company’s effective rate	(1,864)	0.4	625	(0.1)	(3,614)	0.9
*Certain prior year amounts have been reclassified for comparative purposes